Related party transactions - Key management personnel compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Short-term employee benefits	$ 1,775	$ 1,130
Long-term benefits	27	10
Total	$ 1,802	$ 1,140